As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09035

The Barrett Funds
(Exact name of registrant as specified in charter)

90 Park Avenue, New York, NY 10016
(Address of principal executive offices) (Zip code)

Peter H. Shriver, President
Barrett Associates, Inc.
90 Park Avenue, New York, NY 10016
(Name and address of agent for service)

212-983-5080
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

BARRETT
GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

Shares			Value
	COMMON STOCKS - 89.98%
	Advertising - 3.01%
14,000	Omnicom Group, Inc.		$327,600
	Biotechnology - 7.33%
5,000	Celgene Corporation (a)		222,000
5,000	Genzyme Corporation (a)		296,950
6,000	Gilead Sciences, Inc. (a)		277,920
			796,870
	Communications Equipment - 0.00%
605	Nortel Networks Corporation (a)(b)		136
	Computer Hardware - 1.93%
2,000	Apple Computer, Inc. (a)		210,240
	Construction & Engineering - 2.13%
6,000	Jacobs Engineering Group, Inc. (a)		231,960
	Consumer Products - 5.87%
6,000	PepsiCo, Inc.		308,880
7,000	The Procter & Gamble Company		329,630
			638,510
	Data Processing & Outsourced Services - 3.56%
11,000	Automatic Data Processing, Inc.		386,760
	Energy - 3.93%
7,500	Schlumberger Limited (b)		304,650
4,000	XTO Energy, Inc.		122,480
			427,130
	Environmental Services - 1.32%
3,000	Stericycle, Inc. (a)		143,190
	Fertilizers & Agricultural Chemicals - 2.68%
3,500	Monsanto Co.		290,850
	Financial Services - 2.83%
10,000	State Street Corporation		307,800
	Food Distributors - 1.68%
8,000	Sysco Corp.		182,400
	Health Care Equipment - 2.63%
8,000	Thermo Fisher Scientific, Inc. (a)		285,360
	Health Care Services - 3.80%
10,000	Medco Health Solutions, Inc. (a)		413,400
	HyperMarkets & Super Centers - 4.10%
4,000	Costco Wholesale Corp.		185,280
5,000	Wal-Mart Stores, Inc.		260,500
			445,780
	Industrial - 8.19%
8,000	Donaldson Company, Inc.		214,720
5,200	L-3 Communications Holdings, Inc.		352,560
7,500	United Technologies Corporation		322,350
			889,630
	Industrial Conglomerates - 3.08%
24,000	Abb Ltd. - ADR (b)		334,560
	Internet Software & Services - 2.56%
800	Google, Inc. (a)		278,448
	Investment Banking & Brokerage - 1.14%
8,000	The Charles Schwab Corp.		124,000
	IT Consulting & Other Services - 2.28%
9,000	Accenture Ltd. (b)		247,410
	Medical Devices & Services - 3.48%
3,500	Covance, Inc. (a)		124,705
4,000	Medtronic, Inc.		117,880
4,000	Stryker Corporation		136,160
			378,745
	Oil & Gas Exploration & Production - 4.20%
6,000	Anadarko Petroleum Corp.		233,340
5,000	Devon Energy Corp.		223,450
			456,790
	Pharmaceuticals - 1.94%
4,000	Johnson & Johnson		210,400
	Restaurants - 3.77%
7,500	McDonald's Corporation		409,275
	Semiconductors - 2.22%
16,000	Intel Corporation		240,800
	Software - 4.17%
10,000	Adobe Systems, Inc. (a)		213,900
13,000	Microsoft Corp.		238,810
			452,710
	Specialty Chemicals - 3.99%
12,500	Ecolab, Inc.		434,125
	Telecommunications & Data Network Equipment - 2.16%
14,000	Cisco Systems, Inc. (a)		234,780
	TOTAL COMMON STOCKS (Cost $11,697,335)		9,779,659

Principal
Amount
	SHORT TERM INVESTMENTS - 10.00%
$ 535,000	Fidelity Institutional Money Market Funds - Government Portfolio		535,000
	0.53% (c)
535,000	First American Government Obligations Fund		535,000
	0.14% (c)
16,250	First American Treasury Obligations Fund		16,250
	0.32% (c)
	TOTAL SHORT TERM INVESTMENTS (Cost $1,086,250)		1,086,250

	Total Investments (Cost $12,783,585) - 99.98%		10,865,909
	Other Assets in Excess of Liabilities - 0.02%		2,542
	TOTAL NET ASSETS - 100.00%		$10,868,451

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt
	(a)	Non-income producing security.
	(b)	Foreign issued security.
	(c)	Variable rate security. The rate shown is as of March 31, 2009.

Notes to the Schedule of Investments (Unaudited)

1) FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Assets:
Investments	$ 10,865,909	$ 10,865,909	$ —	$ —
Total	$ 10,865,909	$ 10,865,909	$ —	$ —

2) Federal Tax Information

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

Cost of Investments		$ 12,783,585

Gross Unrealized Appreciation		581,542
Gross Unrealized Depreciation		(2,499,218)
Net Unrealized Depreciation		$ (1,917,676)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the
Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Barrett Funds

By (Signature and Title)      /s/ Peter Shriver
  Peter Shriver, President

Date     May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Peter Shriver
  Peter Shriver, President

Date    May 19, 2009

By (Signature and Title)*    /s/ Paula Elliott
  Paula Elliott, Secretary & Treasurer

Date    May 19, 2009

* Print the name and title of each signing officer under his or her signature.